Analysis of cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Analysis of cash and cash equivalents
Analysis of cash and cash equivalents

36 Analysis of cash and cash equivalents
	2017	2016	2015
	£m	£m	£m
At 1 January
- cash	88,414	94,832	92,060
- cash equivalents	10,156	8,760	15,844

	98,570	103,592	107,904
Net cash outflow	24,035	(5,022)	(4,312)

At 31 December	122,605	98,570	103,592

Comprising:
Cash and balances at central banks	98,337	74,250	79,404
Treasury bills and debt securities	427	387	1,578
Loans and advances to banks	23,841	23,933	22,610

Cash and cash equivalents	122,605	98,570	103,592

Note:

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £6,883 million (2016 - £6,661 million; 2015 - £11,031 million).

Certain members of RBS are required by law or regulation to maintain balances with the central banks in the jurisdictions in which they operate. These balances are set out below.

	2017	2016	2015
Bank of England	£0.6bn	£0.5bn	£0.5bn
De Nederlandsche Bank	€0.1bn	€0.4bn	€0.3bn